Cover	Sep. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2023
Entity File Number	000-54817
Entity Registrant Name	DIGITAL LOCATIONS, INC.
Entity Central Index Key	0001407878
Entity Tax Identification Number	20-5451302
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1117 State Street
Entity Address, City or Town	Santa Barbara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93101
City Area Code	(805)
Local Phone Number	456-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	DLOC
Entity Emerging Growth Company	false